Contractual Commitments - Contractual Commitments - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
	Nov. 01, 2024	Feb. 09, 2023	Dec. 31, 2024
Disclosure of Contractual Commitments [Line Items]
The exploratory and investment commitments and expenses until the completion of the most significant exploration permits and exploitation concessions			$ 1,994
Transportation concession percentage		24.80%
Offshore Exploration Permits AUS 105 and AUS 106 [Member]
Disclosure of Contractual Commitments [Line Items]
Proportion of voting rights held in joint operation	35.00%